INVENTORIES (Narrative) (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Inventory Disclosure [Abstract]
Inventory write-offs	$ 2,386	$ 1,405